Borrowings - Summary of Carrying Amount of Assets Pledged (Detail) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Cash and cash equivalents	€ 6,543	€ 56,317
Trade receivables	8,480	0
Total current assets pledged as security	15,023	56,317
Non-current other financial assets	10,500	10,500
Total non-current assets pledged as security	10,500	10,500
Total assets pledged as security	€ 25,523	€ 66,817